Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9.	Property and equipment

	Vehicles	Office equipment	Furniture and fixtures	Land	Total
Cost:
At January 1, 2024	$52,839	$94,715	$18,138	$987,671	$1,153,363
Additions	—	4,355	890	—	5,245
Effect of foreign exchange	(11,529)	(21,229)	(3,950)	(215,505)	(252,213)

At December 31, 2024	$41,310	$77,841	$15,078	$772,166	$906,395

Depreciation:
At January 1, 2024	$52,491	$77,638	$11,202	$—	$141,331
Effect of foreign exchange	(11,452)	(17,501)	(2,383)	—	(31,336)
Depreciation charge for the year	—	4,334	469	—	4,803

At December 31, 2024	$41,039	$64,471	$9,288	$—	$114,798

Net book value:
At December 31, 2024	$271	$13,370	$5,790	$772,166	$791,597
At January 1, 2024	$348	$17,077	$6,936	$987,671	$1,012,032
Cost:
At January 1, 2023	$49,027	$85,491	$12,618	$916,413	$1,063,549
Additions	—	2,497	4,441	—	6,938
Effect of foreign exchange	3,812	6,727	1,079	71,258	82,876

At December 31, 2023	$52,839	$94,715	$18,138	$987,671	$1,153,363

Depreciation:
At January 1, 2023	$48,704	$68,119	$10,019	$—	$126,842
Effect of foreign exchange	3,787	5,427	749	—	9,963
Depreciation charge for the year	—	4,092	434	—	4,526

At December 31, 2023	$52,491	$77,638	$11,202	$—	$141,331

Net book value:
At December 31, 2023	$348	$17,077	$6,936	$987,671	$1,012,032
At January 1, 2023	$323	$17,372	$2,599	$916,413	$936,707

	Vehicles	Office equipment	Furniture and fixtures	Land	Total
Cost:
At January 1, 2022	$45,839	$68,582	$11,032	$856,829	$982,282
Additions	—	12,262	867	—	13,129
Effect of foreign exchange	3,188	4,647	719	59,584	68,138

At December 31, 2022	$49,027	$85,491	$12,618	$916,413	$1,063,549

Depreciation:
At January 1, 2022	$45,538	$60,727	$9,056	$—	$115,321
Effect of foreign exchange	3,166	4,191	587	—	7,944
Depreciation charge for the year	—	3,201	376	—	3,577

At December 31, 2022	$48,704	$68,119	$10,019	$—	$126,842

Net book value:
At December 31, 2022	$323	$17,372	$2,599	$916,413	$936,707
At January 1, 2022	$301	$7,855	$1,976	$856,829	$866,961